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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
~~Amendment No. 1~~ to FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

07071151

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corpc

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

QSG Active Europe Index

PROCESSED
JUL 23 2007
THOMSON
FINANCIAL

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

PEH

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

Athens Exchange, Continuous Market (Sistema de Interconexión Bursátil Español (SIBE)), Copenhagen Stock Exchange (OMX Nordic Exchange), Irish Stock Exchange, Euronext Amsterdam, Euronext Brussels, Euronext Lisbon, Euronext Paris, Helsinki Stock Exchange (OMX Nordic Exchange), London Stock Exchange, Milan Stock Exchange (Borsa Italiana), Oslo Bors (Oslo Stock Exchange), Stockholm Stock Exchange (OMX Nordic Exchange), SWX Swiss Exchange, Wiener Borse (Vienna Stock Exchange), Virt-x Exchange Limited, Xetra

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Mary Yeager

Title:

Corporate Secretary

Telephone Number:

(212) 656-2062

Manual Signature of Official Responsible for Form:

June 13, 2007

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUN 14 2007

SEC 2449 (1/99)

Mary Yeager
Corporate Secretary

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2062
fax: 212.656.3939
myeager@nyse.com

NYSE Arca

SECURITIES AND EXCHANGE COMMISSION

DIVISION OF MARKET REGULATION

Via Overnight Mail

June 13, 2007

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Market Regulation
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: **Form 19b-4(e) – PowerShares Global Exchange-Traded Fund Trust**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the following securities:

- PowerShares Global Exchange-Traded Fund Trust, PowerShares Dynamic Asia Pacific Portfolio (Ticker Symbol PUA);
- PowerShares Global Exchange-Traded Fund Trust, PowerShares Dynamic Europe Portfolio (Ticker Symbol PEH);
- PowerShares Global Exchange-Traded Fund Trust, PowerShares Dynamic Development International Opportunities Portfolio (Ticker Symbol PFA);
- PowerShares Global Exchange-Traded Fund Trust, PowerShares Global Clean Energy Portfolio (Ticker Symbol PBD); and
- PowerShares Global Exchange-Traded Fund Trust, PowerShares Global Water Portfolio (Ticker Symbol PIO).

If you have any questions, please do not hesitate to call me at (212) 656-2062.

Sincerely,

Enclosures

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	[illegible] 14

Cc: Tim Malinowski (NYSE Arca, Inc.)

END